Share-Based Compensation	6 Months Ended
Jun. 30, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation

Note 7. Share-Based Compensation

Arcturus Therapeutics, Inc. had one stock compensation plan prior to the merger, the 2013 Equity Incentive Plan (the “2013 Plan”) which provides for the granting of options, warrants, restricted stock awards, restricted stock units, and other equity-based compensation to the Company’s directors, employees and consultants. In connection with the merger and as required in the 2013 Plan, all outstanding options in the 2013 Plan converted into options to purchase Alcobra Ltd.’s Ordinary Shares, as renamed Arcturus Therapeutics Ltd., and the applicable share amounts and exercise prices were adjusted to reflect the exchange ratio. The 2013 Plan has been extinguished and no additional grants shall be made from the 2013 Plan. Options granted under the 2013 Plan generally expire ten years from the date of grant. There are 23,199 shares available for future issuance under the 2013 Plan at June 30, 2018.

Prior to the merger, Alcobra Ltd. granted options to officers, directors, advisors, management and other key employees through the 2010 Incentive Option Plan (the “2010 Plan"). Substantially all options that were outstanding under the 2010 Plan became fully vested upon the closing of the merger. The value of these options was included as a component of the purchase price recorded in conjunction with the merger. The number of shares subject to and the exercise prices applicable to these outstanding options were adjusted in connection with the 1- for- 7 reverse stock split. Options granted under the 2010 Plan generally expire ten years from the date of grant. Upon merger, the 2013 Plan was assumed by the 2010 Plan. The Company generally issues new shares upon option exercise.

The Company did not grant any options during the six months ended June 30, 2018. As of June 30, 2018, there were 209,545 options outstanding with the weighted average exercise price of $4.38 per share. There were 472,502 shares available for future issuance under the 2010 Plan as of June 30, 2018. In July 2018, the Company issued options to purchase 416,931 of its Ordinary Shares to a group of employees.  Subsequent to the July 2018 grant, the Company elected to adopt a new equity incentive plan as discussed in the following paragraph and does not intend to issue additional share based awards under the 2010 Plan in the foreseeable future.

In August 2018, the Company adopted the 2018 Omnibus Equity Incentive Plan (“2018 Plan”). Under the 2018 Plan, the Company is authorized to issue up to a maximum of 1,100,000 ordinary shares pursuant to the exercise of incentive share options or other awards provided for therein. In August 2018, the Company issued options to purchase a total of 232,500 Ordinary Shares to its executives. The Company also issued options to purchase a total of 130,000 Ordinary Shares to the non-executive members of the Company’s board of directors and a total of 160,000 Ordinary Shares to a group of employees.